Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss (USD'000)	$ (10,758)	$ (875)
Ordinary Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	21,199,165	7,501,500
Weighted average shares outstanding - diluted	21,199,165	7,501,500
Net earnings / (loss) per Ordinary Share
Basic weighted average loss per share (USD)	$ (0.37)	$ (0.06)
Diluted weighted average loss per share (USD)	$ (0.37)	$ (0.06)
F Shares
Ordinary Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,700	1,499,700
Weighted average shares outstanding - diluted	1,499,700	1,499,700
Net earnings / (loss) per Ordinary Share
Basic weighted average loss per share (USD)	$ (1.87)	$ (0.29)
Diluted weighted average loss per share (USD)	$ (1.87)	$ (0.29)